                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                               ------------------------------

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:           NewBridge Partners, LLC
                -------------------------------------------------
Address:        535 Madison Avenue, 14th Floor
                -------------------------------------------------
                New York, New York 10022
                -------------------------------------------------

Form 13F File Number: 28- 5523
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Kathy T. Abramson
                -------------------------------------------------
Title:          Chief Financial Officer
                -------------------------------------------------
Phone:          (212) 745-1000
                -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kathy T. Abramson           New York, New York      January 25, 2002
---------------------------   ----------------------   --------------------
[Signature]                     [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                                -------------------

Form 13F Information Table Entry Total:         80
                                                -------------------

Form 13F Information Table Value Total:        $3,130,667
                                                -------------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.        Form 13F File Number         Name

         None       28-____________              ___________________
         -----

         [Repeat as necessary.]

                             NewBridge Partners, LLC
                           Form 13F Information Table
                     For the quarter ended December 31, 2001

       COLUMN 1       COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5                COLUMN 6          COLUMN 7
       --------       -------- --------  -------- --------                --------          --------
                      TITLE OF            VALUE             PUT/   INVESTMENT DISCRETION     OTHER        VOTING AUTHORITY
   NAME OF ISSUER      CLASS   CUSIP     (X$1000)   SHRS    CALL   SOLE     SHARED   OTHER  MANAGERS   SOLE      SHARED     NONE
   --------------      -----   -----     --------   ----    ----   ----     ------   -----  --------   ----      ------     ----
A O L TIME WARNER     COMMON  00184A105 $ 178,988 5,575,961      5,534,561   1,900   39,500          3,163,766   47,900   2,364,295
ABBOTT LABS           COMMON  002824100 $   1,224    21,962         13,962       0    8,000                  0        0      21,962
AFFILIATED COMPUTER S COMMON  008190100 $   1,016     9,574          7,815       0    1,759              5,410        0       4,164
ALLERGAN INC COM      COMMON  018490102 $  62,631   834,519        832,784     135    1,600            545,869    3,475     285,175
ALLIED CAP CORP NEW C COMMON  01903Q108 $     218     8,378          8,378       0        0                  0        0       8,378
AMERICAN INTL GROUP I COMMON  026874107 $ 197,154 2,483,043      2,467,582     298   15,163          1,731,396    7,106     744,541
AMGEN INC COM         COMMON  031162100 $  89,399 1,583,964      1,578,306     258    5,400          1,003,666    3,898     576,400
AUTOMATIC DATA PROCES COMMON  053015103 $     530     9,000          9,000       0        0                  0        0       9,000
BAXTER INTL INC       COMMON  071813109 $     268     5,000          5,000       0        0                  0        0       5,000
BERKSHIRE HATHAWAY IN COMMON  084670207 $   4,939     1,956          1,956       0        0                  0        0       1,956
BRISTOL MYERS SQUIBB  COMMON  110122108 $     707    13,864         13,128       0      736                 18        0      13,846
BROADCOM CORP COM     COMMON  111320107 $  64,314 1,573,616      1,572,151   1,465        0          1,027,376    3,465     542,775
BROCADE COMMUNICATION COMMON  111621108 $  66,684 2,013,412      2,010,787   1,975      650          1,407,416    1,975     604,021
CELESTICA INC SUB VTG COMMON  15101Q108 $   2,226    55,115         53,915   1,200        0             39,620    1,200      14,295
CHECK POINT SOFTWARE  COMMON  M22465104 $     864    21,665         20,765     900        0             15,670      900       5,095
CISCO SYS INC COM     COMMON  17275R102 $ 155,347 8,577,951      8,486,286   4,165   87,500          4,555,513   62,132   3,960,306
CITIGROUP INC COM     COMMON  172967101 $ 220,692 4,371,865      4,338,531     534   32,800          2,894,344   18,634   1,458,887
CLEAR CHANNEL COMMUNI COMMON  184502102 $ 112,964 2,218,889      2,216,624     265    2,000          1,473,957    2,785     742,147
COCA COLA CO          COMMON  191216100 $     835    17,700          3,000       0   14,700                  0        0      17,700
COLGATE PALMOLIVE CO  COMMON  194162103 $     751    13,000              0       0   13,000                  0        0      13,000
CONVERGYS CORP COM    COMMON  212485106 $   1,503    40,100         38,500   1,600        0             26,200    1,600      12,300
COSTCO WHOLESALE CORP COMMON  22160K105 $     227     5,112          5,112       0        0                  0        0       5,112
DELL COMPUTER CORP CO COMMON  247025109 $     435    16,000         16,000       0        0                  0        0      16,000
DISNEY WALT PRODTNS   COMMON  254687106 $     205     9,894          9,894       0        0                  0        0       9,894
DU PONT E I DE NEMOUR COMMON  263534109 $     489    11,500         11,500       0        0                  0        0      11,500
E M C CORP MASS COM   COMMON  268648102 $  92,902 6,912,321      6,860,036   3,285   49,000          3,958,114   35,185   2,919,022
EXXON CORPORATION     COMMON  30231G102 $   1,675    42,612         22,500       0   20,112                  0        0      42,612
FEDERAL NAT MORTGAGE  COMMON  313586109 $     635     7,990          7,190       0      800                 40        0       7,950
FIRST DATA CORP COM   COMMON  319963104 $  70,092   893,460        886,025     935    6,500            583,295    4,360     305,805
FISHER TRANSN SVCS IN COMMON  338034101 $       0    12,000         12,000       0        0                  0        0      12,000
FOREST LABS INC COM   COMMON  345838106 $  87,317 1,065,487      1,059,827     160    5,500            640,267    4,480     420,740
GEMSTAR-TV GUIDE INTL COMMON  36866W106 $     863    31,165         29,465   1,700        0             21,280    1,700       8,185
GENENTECH INC COM NEW COMMON  368710406 $  95,284 1,756,387      1,754,538     349    1,500          1,059,608    2,809     693,970
GENERAL ELEC CO       COMMON  369604103 $   6,007   149,874        135,474       0   14,400                 80        0     149,794
GENERAL MTRS CORP CL  COMMON  370442832 $   1,459    94,417         91,417   3,000        0             74,197    3,000      17,220
HARLEY DAVIDSON INC C COMMON  412822108 $ 108,659 2,000,725      1,988,055     270   12,400          1,338,039      330     662,356
HARTFORD FINL SVCS GR COMMON  416515104 $     998    15,886              0       0   15,886                  0        0      15,886
HOME DEPOT INC COM    COMMON  437076102 $ 247,641 4,854,752      4,812,579     573   41,600          2,977,646   18,388   1,858,718
HUNTINGTON BANCSHARES COMMON  446150104 $   1,324    77,000         77,000       0        0                  0        0      77,000
I B M                 COMMON  459200101 $   6,810    56,300         20,300       0   36,000                100        0      56,200
INTEL CORP COM        COMMON  458140100 $   2,124    67,545         67,445       0      100              9,245        0      58,300
ITT INDS INC IND COM  COMMON  450911102 $     401     7,943              0       0    7,943                  0        0       7,943
J D S UNIPHASE CORP C COMMON  46612J101 $     178    20,510         20,510       0        0             20,510        0           0
J.P. MORGAN CHASE & C COMMON  46625H100 $     290     7,989          2,439       0    5,550                  0        0       7,989
JOHNSON & JOHNSON     COMMON  478160104 $  54,991   930,478        469,878 448,000   12,600                428  448,000     482,050
JUNIPER NETWORKS INC  COMMON  48203R104 $  54,640 2,883,364      2,878,739   2,725    1,900          2,110,068    2,725     770,571
LIBERTY MEDIA CORP SE COMMON  530718105 $     151    10,790         10,790       0        0              1,710        0       9,080
MANOR CARE INC        COMMON  564055101 $     472    19,927              0       0   19,927                  0        0      19,927
MEDTRONIC INC COM     COMMON  585055106 $ 233,334 4,556,411      4,533,076     535   22,800          2,924,367   18,450   1,613,594
MERCK & CO INC        COMMON  589331107 $   2,115    35,976         34,976       0    1,000                  0        0      35,976
MERRILL LYNCH & CO IN COMMON  590188108 $ 191,417 3,672,614      3,655,199     415   17,000          2,523,146   13,900   1,135,568
MICROSOFT CORP COM    COMMON  594918104 $  12,047   181,845        156,845       0   25,000             21,095        0     160,750
MINNESOTA MNG & MFG C COMMON  604059105 $     307     2,600              0       0    2,600                  0        0       2,600
MORGAN STANLEY DEAN W COMMON  617446448 $     623    11,144          9,144       0    2,000              1,104        0      10,040
NASDAQ 100 TR UNIT SE COMMON  631100104 $   5,384   138,375        138,375       0        0            105,875        0      32,500
NOKIA CORP ADR SPONSO COMMON  654902204 $ 169,207 6,897,947      6,870,707   3,340   23,900          4,349,911   11,940   2,536,096
NORTHERN TR CORP COM  COMMON  665859104 $     325     5,400              0       0    5,400                  0        0       5,400
OMNICOM GROUP COM     COMMON  681919106 $     539     6,036          6,036       0        0                 20        0       6,016
ORACLE SYS CORP       COMMON  68389X105 $   1,709   123,765        120,265   3,500        0             92,029    3,500      28,236
PFIZER INC            COMMON  717081103 $ 190,014 4,768,235      4,741,790     645   25,800          3,221,496   19,290   1,527,449
PHILIP MORRIS COS INS COMMON  718154107 $     261     5,700            900       0    4,800                  0        0       5,700
PRINS RECYCLING CORP  COMMON  742544109 $       0    18,000         18,000       0        0             18,000        0           0
QUALCOMM INC COM      COMMON  747525103 $  78,266 1,549,814      1,547,103   1,211    1,500          1,092,863    2,471     454,480
ROYAL DUTCH PETE CO N COMMON  780257804 $     515    10,500              0       0   10,500                  0        0      10,500
RSTK ABTOX INC SER F  COMMON  00386G991 $       0   120,387        120,387       0        0                  0        0     120,387
RSTK QUANTECH LTD     COMMON  74762K991 $       0   250,000        250,000       0        0                  0        0     250,000
SCHERING PLOUGH CORP  COMMON  806605101 $     717    20,010         17,710       0    2,300                  0        0      20,010
SCHLUMBERGER          COMMON  806857108 $     256     4,663          2,637       0    2,026                  0        0       4,663
SCHWAB CHARLES CORP N COMMON  808513105 $ 110,062 7,114,573      7,053,123   1,450   60,000          4,280,948   63,475   2,770,150
SPDR TR UNIT SER 1    COMMON  78462F103 $   1,813    15,865         15,865       0        0             10,415      550       4,900
ST JUDE MED INC COM   COMMON  790849103 $   9,807   126,300        126,300       0        0                  0        0     126,300
STRYKER CORP COM      COMMON  863667101 $     525     9,000          9,000       0        0                  0        0       9,000
SUN HEALTHCARE GROUP  COMMON  866933104 $       0    20,000         20,000       0        0             20,000        0           0
SUN MICROSYSTEMS INC  COMMON  866810104 $   2,464   200,311        197,011   3,300        0            119,403    3,300      77,608
TEXAS INSTRS INC COM  COMMON  882508104 $   2,730    97,513         95,913   1,600        0             64,216    1,600      31,697
UNILEVER N V WI       COMMON  904784709 $     206     3,571              0       0    3,571                  0        0       3,571
VERITAS SOFTWARE CO C COMMON  923436109 $ 111,689 2,491,385      2,488,975   2,010      400          1,884,427    2,120     604,838
WAL MART STORES INC   COMMON  931142103 $   3,356    58,311         42,711       0   15,600                175        0      58,136
WALGREEN COMPANY      COMMON  931422109 $     222     6,600          1,000       0    5,600                  0        0       6,600
WRIGLEY WM JR CO      COMMON  982526105 $   1,233    24,000              0       0   24,000                  0        0      24,000